PRIMECAP Odyssey Funds

c/o U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

March 4, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 “F” Street, N.E.

Washington, D.C. 20549

Re:	PRIMECAP Odyssey Funds
File Nos. 333-117063 and 811-21597

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, PRIMECAP Odyssey Funds (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 27, 2015, and filed electronically as Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A on February 27, 2015.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC